Schedule of Investments (unaudited)	iShares® Copper and Metals Mining ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Metals & Mining — 99.8%
29Metals Ltd.	9,051	$5,136
Anglo American PLC	5,298	150,853
Antofagasta PLC	8,913	165,750
BHP Group Ltd.	9,807	294,818
Capstone Mining Corp.(a)	16,395	74,379
China Nonferrous Mining Corp Ltd.	39,000	18,507
CMOC Group Ltd., Class A	36,000	26,467
ERO Copper Corp.(a)	2,688	54,379
Filo Corp., NVS	2,822	54,981
First Quantum Minerals Ltd.	7,137	168,842
Freeport-McMoRan Inc.	7,671	306,840
Glencore PLC	53,067	300,883
Grupo Mexico SAB de CV, Series B	33,900	163,212
Hudbay Minerals Inc.	9,079	43,519
Ivanhoe Mines Ltd., Class A(a)	17,784	162,436
Jiangxi Copper Co. Ltd., Class A	4,200	11,009
Jinchuan Group International Resources Co. Ltd.	93,000	4,767
KGHM Polska Miedz SA	4,644	128,588
Lundin Mining Corp.	21,579	169,081
Mitsubishi Materials Corp.	4,500	81,016
Security	Shares	Value
Metals & Mining (continued)
MMG Ltd.(a)	96,000	$28,017
New Gold Inc.(a)	24,794	26,951
Newcrest Mining Ltd.	9,225	164,559
Rio Tinto PLC	4,518	287,117
Sandfire Resources Ltd.(a)	15,552	61,755
Solaris Resources Inc.(a)	3,155	14,099
SolGold PLC(a)	58,254	11,763
Southern Copper Corp.	2,271	162,922
Teck Resources Ltd., Class B	3,825	160,940
Vale SA	20,820	279,241
Western Mining Co. Ltd., Class A	4,800	6,958
Yunnan Copper Co. Ltd.	4,200	6,414
Zijin Mining Group Co. Ltd., Class A	42,000	65,960
		3,662,159
Total Investments — 99.8%
(Cost: $3,749,371)		3,662,159
Other Assets Less Liabilities — 0.2%		7,031
Net Assets — 100.0%		$3,669,190

(a)	Non-income producing security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,839,485	$1,822,674	$—	$3,662,159

Portfolio Abbreviation

NVS	Non-Voting Shares

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